Other long-term debt (Maturities of Long-term Debt) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Less: current portion of Other long term debt	$ 301,912,335	$ 74,712,528
Other long-term debt	576,204,491	536,942,835
Other Long-Term Debt [Member]
Debt Instrument [Line Items]
2015	70,049,149
2016	235,716,618
2017	172,351,059
2018	200,000,000
2019 and thereafter	$ 200,000,000